Taxes on Income (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Operating loss carryforward	$ 8,291,967	$ 7,687,141
Temporary differences	280,126	275,807
Total deferred tax assets	8,572,093	7,962,948
Valuation allowance	(8,572,093)	(7,962,948)
Net deferred tax assets